Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right-of-use assets

(CHF in thousands)	Storage	Stores & showrooms	Offices	Cars	Total

Cost at January 1, 2021	9,782	7,377	8,611	4,144	29,914
Accumulated Depreciation	(244)	(1,088)	(3,267)	(2,596)	(7,195)
Net book amount at January 1, 2021	9,538	6,289	5,344	1,548	22,719

Six month period ended June 30, 2021
Opening net book amounts	9,538	6,289	5,344	1,548	22,719
Additions	68,232	693	78,637	260	147,822
Depreciation	(1,033)	(701)	(3,743)	(478)	(5,955)
Currency Translation	(303)	210	—	39	(54)
Net book value at June 30, 2021	76,434	6,491	80,238	1,369	164,531

Cost at June 30, 2021	77,708	8,324	87,248	4,502	177,783
Accumulated Depreciation	(1,275)	(1,833)	(7,010)	(3,133)	(13,252)
Net book amount at June 30, 2021	76,434	6,491	80,238	1,369	164,531

Cost at January 1, 2022	77,878	14,836	102,892	4,547	200,153
Accumulated Depreciation	(4,989)	(2,963)	(10,964)	(3,348)	(22,264)
Net book amount at January 1, 2022	72,889	11,873	91,928	1,199	177,889

Six month period ended June 30, 2022
Opening net book amounts	72,889	11,873	91,928	1,199	177,889
Additions	—	5,145	6,755	2,334	14,234
Disposals	—	—	—	(191)	(191)
Depreciation	(3,830)	(1,908)	(4,393)	(749)	(10,880)
Currency Translation	4,817	150	533	53	5,553
Net book value at June 30, 2022	73,876	15,260	94,823	2,646	186,605

Cost at June 30, 2022	83,114	20,239	109,064	6,681	219,099
Accumulated Depreciation	(9,238)	(4,979)	(14,241)	(4,035)	(32,494)
Net book amount at June 30, 2022	73,876	15,260	94,823	2,646	186,605